Consolidated Statement of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 18,016,085	$ 2,542,813	¥ 16,263,248	¥ 16,197,819
Cost of sales	(14,910,244)	(2,104,451)	(13,171,227)	(12,841,768)
Gross profit	3,105,841	438,362	3,092,021	3,356,051
Other operating income	347,161	48,999	205,143	532,117
Other operating expenses	(8,675)	(1,224)	(12,463)	(22,719)
Research and development costs	(492,204)	(69,470)	(447,668)	(608,181)
Selling, general and administrative costs	(1,806,042)	(254,907)	(1,554,512)	(1,652,855)
Operating profit	1,146,081	161,760	1,282,521	1,604,413
Finance costs	(131,796)	(18,602)	(113,088)	(100,439)
Share of profit of associates and joint ventures, net of tax	19,034	2,686	11,634	10,054
Profit before tax	1,033,319	145,844	1,181,067	1,514,028
Income tax expense	(172,619)	(24,364)	(206,667)	(194,172)
Profit for the year	860,700	121,480	974,400	1,319,856
Attributable to:
Equity holders of the parent	604,914	85,378	695,266	888,809
Non-controlling interests	255,786	36,102	279,134	431,047
Profit for the year	¥ 860,700	$ 121,480	¥ 974,400	¥ 1,319,856
Earnings per share (dollar per share)
- Basic | (per share)	¥ 14.81	$ 2.09	¥ 17.02	¥ 21.80
- Diluted | (per share)	¥ 14.81	$ 2.09	¥ 17.02	¥ 21.80